Net Income per Common Share (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Calculation of unaudited pro forma net income per basic and diluted share
Net income attributable to common shareholders, as reported	$ 16,630	$ 7,782	$ 9,286	$ 4,395	$ 27
Dividends on redeemable convertible preferred shares		3,126	4,179	4,179	4,180
Undistributed earnings allocated to preferred shareholders		3,834	4,507	2,377	16
Pro forma net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951
Weighted-average shares used to compute basic net income per share	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Add: common shares from conversion of redeemable convertible preferred shares		5,991,790	5,991,790	5,991,790
Pro forma basic weighted - average shares outstanding	22,975,950	18,154,598	18,343,794	17,071,222
Effect of potentially dilutive options and warrants	1,380,835	1,333,430	1,587,068	1,972,026	2,636,816
Pro forma diluted weighted-average shares outstanding	24,356,785	19,488,028	19,930,862	19,043,248
Pro forma net income per share
Basic	$ 0.72	$ 0.81	$ 0.98	$ 0.64
Diluted	$ 0.68	$ 0.76	$ 0.90	$ 0.58